EMPLOYEE BENEFIT PLANS (Expected Benefit Payments) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 36,300
2016	12,307
2017	8,873
2018	11,027
2019	13,067
2020	16,079
Year 2021 - 2024	114,382
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	1,202
2017	1,389
2018	1,653
2019	1,910
2020	2,018
Year 2021 - 2024	$ 10,438